Earnings/(Loss) Per Share	12 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Earnings/(Loss) Per Share
EARNINGS/(LOSS) PER SHARE
BASIC EARNINGS/(LOSS) PER SHARE
Basic earnings/(loss) per share is calculated by dividing the net income attributable to shareholders by the weighted number of ordinary shares in issue during the year.

	2018	2017	2016

Ordinary shares in issue ('000)	500 252	439 957	437 299
Adjustment for weighted number of ordinary shares in issue ('000)	(54 304)	(1 077)	(624)

Weighted number of ordinary shares in issue ('000)	445 948	438 880	436 675
Treasury shares ('000)	(52)	(437)	(936)

Basic weighted average number of ordinary shares in issue ('000)	445 896	438 443	435 739

	US dollar
	2018	2017	2016

Total net earnings/(loss) attributable to shareholders (millions)	(321)	17	66

Total basic earnings/(loss) per share (cents)	(72)	4	15

DILUTED EARNINGS/(LOSS) PER SHARE
For diluted earnings/(loss) per share, the weighted average number of ordinary shares in issue is adjusted to assume conversion of all potential dilutive ordinary shares as a result of share options granted to employees under the share option schemes in issue. A calculation is performed to determine the number of shares that could have been acquired at fair value, determined as the average annual market share price of the company's shares, based on the monetary value of the subscription rights attached to the outstanding share options. The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the share options.

	2018	2017	2016

Weighted average number of ordinary shares in issue ('000)	445 896	438 443	435 739
Potential ordinary shares[1] ('000)	19 423	20 777	10 659

Weighted average number of ordinary shares for diluted earnings per share[1] ('000)	465 319	459 220	446 398

	US dollar
	2018	2017	2016

Total diluted earnings/(loss) per share (cents)	(72)	4	15

[1] Because of the net loss attributable to shareholders in 2018, the inclusion of the share options as potential ordinary shares had an anti-dilutive (2017 and 2016: dilutive) effect on the loss (2017 and 2016: earnings) per share and were therefore not taken into account in the current year calculation. The issue price and the exercise price of share options issued to employees include the fair value of any service to be supplied to the entity in the future under the share option or other share-based payment arrangement.
DIVIDENDS

ACCOUNTING POLICY
Dividends declared are recognised in the period in which they are approved by the board of directors. Dividends are payable in South African rand.

Cash flows from dividends paid are classified under financing activities in the cash flow statement.

On 17 August 2017, the board declared a dividend of 3 US cents for the year ended 30 June 2017. US$11.4 million was paid on 16 October 2017.

13	EARNINGS/(LOSS) PER SHARE continued
DIVIDENDS continued
On 15 August 2016, the board declared a dividend of 4 US cents for the year ended 30 June 2016. US$14.9 million was paid on 19 September 2016. On 31 January 2017, the board declared an interim dividend of 4 US cents. US$17.5 million was paid on 20 March 2017.

	US dollar
	2018	2017	2016

Dividend declared (millions)	11	33	—
Dividend per share (cents)	3	8	—